S000006335 [Member] Expense Example - TCW Relative Value Large Cap Fund - Class I-3	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	$ 1,031